 1-A/A LIVE 0001673430 XXXXXXXX 024-10584 false false true EPIC Medicor Corp CO 2010 0001673430 3140 27-5489917 1 1 1623 TRADEWINDS LANE NEWPORT BEACH CA 92660 949-232-7694 Ronald S Tucker Other 0.00 20000.00 0.00 500000.00 520000.00 0.00 500000.00 500000.00 20000.00 520000.00 20000.00 0.00 0.00 20000.00 0.00 0.00 None Common Stock 5000000 None None Preferred 0 None None None 0 None None true true false Tier1 Unaudited Equity (common or preferred stock) Option, warrant or other right to acquire another security Security to be acquired upon exercise of option, warrant or other right to acquire security Y N N Y N N 50000 0 20.00 1000000.00 0.00 0.00 0.00 1000000.00 none 0.00 none 0.00 none 0.00 none 0.00 Ronald S Tucker 35000.00 Ronald S Tucker 0.00 None 0.00 0 965000.00 true false CO true